CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended						6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2020	Jun. 30, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Formation and operational costs			$ 749,880			$ 386,940				$ 387,335	$ 1,462,117	$ 4,694,296	$ 5,572,066
Loss from operations			(749,880)			(386,940)				(387,355)	(1,462,117)	(4,694,296)	(5,572,066)
Other income:
Interest earned on marketable securities held in Trust Account			822,997			18,214				105,431	1,573,401	82,072	120,063
Change in fair value of warrant liabilities			528,216			20,336,305				(16,902,902)	11,620,745	21,656,844	23,241,491
Total other income, net			1,351,213			20,354,519				(17,513,191)	13,194,146	21,738,916	23,361,554
Income before provision for income taxes			601,333			19,967,579					11,732,029	17,044,620
Provision for income taxes	$ 0	$ 0	(162,329)						$ 0		(279,345)		0
Net income			$ 439,004	$ 1,852,212	$ 9,161,468	$ 19,967,579	$ (10,205,519)	$ 7,282,560		$ (17,900,526)	$ 11,452,684	$ 17,044,620	$ 17,789,488
Class A Common Stock Subject to Redemption
Other income:
Weighted average shares outstanding basic			26,530,664			33,421,570					31,099,360	33,421,570
Basic net income (loss) per share			$ 0.01			$ 0.48					$ 0.29	$ 0.41
Weighted average shares outstanding diluted			26,530,664			33,421,570					31,099,360	33,421,570
Diluted net income (loss) per share			$ 0.01			$ 0.48					$ 0.29	$ 0.41
Class B Common Stock [Member]
Other income:
Weighted average shares outstanding basic			8,355,393			8,355,393				7,969,220	8,355,393	8,355,393	8,355,393
Basic net income (loss) per share			$ 0.01			$ 0.48				$ (0.68)	$ 0.29	$ 0.41	$ 0.43
Weighted average shares outstanding diluted			8,355,393			8,355,393				7,969,220	8,355,393	8,355,393	8,355,393
Diluted net income (loss) per share			$ 0.01			$ 0.48				$ (0.68)	$ 0.29	$ 0.41	$ 0.43